Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Payable
Employees and payroll accruals	$ 484	$ 130
Provisions due to litigations and claims	250
Accrued vacation	52	30
Other payables	58
Other accounts payable	$ 844	$ 160